Nasdaq

805 King Farm Blvd
Rockville, MD 20850

15005588

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAR 04 2015

Washington, DC 20549

CERT NAS
File No. 001-36866

By Electronic Mail

March 4, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 2, 2015 The Nasdaq Stock Market (the "Exchange") received from SUMMIT THERAPEUTICS PLC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares each representing five Ordinary Shares

Ordinary Shares, par value £0.01 per share*

*Not for trading, but only in connection with the listing of the American Depositary Shares on The Nasdaq Stock Market LLC. The American Depositary Shares represent Ordinary Shares and are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6.

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery